Fair Value Measurements (Carrying Amounts And Fair Values Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative asset	$ 7,395	$ 319
Derivative liabilities	24,577	48,967
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes payable, fair value	575,326	639,281
Derivative asset	7,395	319
Derivative liabilities	24,577	48,967
Carrying Amount [Member] | Nord LB Facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	440,456	490,717
Carrying Amount [Member] | CBA Facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	159,802	268,625
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes payable, fair value	498,038	587,795
Derivative asset	7,395	319
Derivative liabilities	24,577	48,967
Fair Value [Member] | Nord LB Facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	440,456	490,717
Fair Value [Member] | CBA Facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	153,390	266,794
Term Loan [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	465,103	377,646
Term Loan [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	478,877	397,864
Fly Acquisition II [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	126,766
Fly Acquisition II [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	134,320
Other Aircraft Secured Borrowings [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	487,252	276,143
Other Aircraft Secured Borrowings [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	488,267	275,122
Unsecured Debt [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	291,567
Unsecured Debt [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	$ 305,250